Schedule of investments
Delaware Global Real Estate Opportunities Fund	July 31, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock – 97.70%Δ
Australia − 2.70%
Charter Hall Group	17,160	$128,975
Goodman Group	11,200	135,471
GPT Group-In Specie =, †	1,377,200	0
Stockland	32,700	74,527
		338,973
Belgium − 0.44%
Xior Student Housing	940	55,917
		55,917
Canada − 2.74%
Granite Real Estate Investment Trust	2,840	165,170
Killam Apartment Real Estate Investment Trust	13,840	179,787
		344,957
Finland − 1.58%
Kojamo	8,000	198,838
		198,838
France − 1.20%
Gecina	1,170	150,913
		150,913
Germany − 7.56%
Aroundtown	11,350	68,293
Deutsche Wohnen	4,900	237,804
LEG Immobilien †	1,400	195,026
Vonovia	6,900	448,495
		949,618
Hong Kong − 6.03%
Hysan Development	15,000	41,418
Link REIT	33,400	259,217
New World Development	32,250	157,290
Sun Hung Kai Properties	24,500	299,995
		757,920
Japan − 5.16%
Daiwa Office Investment	15	78,362
Daiwa Securities Living Investments	90	90,973
GLP J-REIT	70	116,187
Japan Hotel REIT Investment	80	28,832
Mitsubishi Estate	5,000	71,749
Mitsui Fudosan	6,500	101,195
NQ-223 [7/20] 9/20 (1325978)    1

Schedule of investments
Delaware Global Real Estate Opportunities Fund (Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
Japan (continued)
Nippon Accommodations Fund	15	$96,500
Orix JREIT	50	64,192
		647,990
Singapore − 3.27%
Keppel DC REIT	92,600	201,253
Mapletree Logistics Trust	135,000	210,285
		411,538
Spain − 1.00%
Inmobiliaria Colonial Socimi	14,800	125,958
		125,958
Sweden − 1.30%
Fastighets AB Balder Class B †	3,960	162,860
		162,860
United Kingdom − 5.79%
Assura	184,000	190,276
Big Yellow Group	10,000	133,387
Grainger	49,400	187,657
Segro	17,000	215,676
		726,996
United States − 58.93%
Alexandria Real Estate Equities	1,800	319,590
American Homes 4 Rent Class A	6,690	194,010
American Tower	480	125,467
Americold Realty Trust	4,890	197,311
AvalonBay Communities	1,600	244,992
Brookdale Senior Living †	41,000	113,570
Camden Property Trust	2,700	245,187
Cousins Properties	3,250	99,840
Equinix	170	133,532
Equity LifeStyle Properties	3,530	241,170
Essex Property Trust	1,130	249,436
Extra Space Storage	1,850	191,179
Four Corners Property Trust	4,500	113,400
Gaming and Leisure Properties	4,750	171,997
Healthcare Trust of America Class A	6,360	175,600
Healthpeak Properties	6,350	173,291
Highwoods Properties	3,350	128,439
Host Hotels & Resorts	4,350	46,893
Invitation Homes	11,000	328,020
Kilroy Realty	1,680	97,894
2    NQ-223 [7/20] 9/20 (1325978)

(Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
United States (continued)
Kimco Realty	12,900	$143,835
Lexington Realty Trust	17,500	203,000
Life Storage	2,080	204,110
Outfront Media	1,500	21,615
Pebblebrook Hotel Trust	4,080	43,248
Prologis	7,600	801,192
QTS Realty Trust Class A	2,500	179,875
Realty Income	3,100	186,155
Regency Centers	1,920	78,778
Retail Opportunity Investments	10,150	110,331
Rexford Industrial Realty	4,900	229,957
Sabra Health Care REIT	9,480	139,735
SBA Communications	420	130,847
Simon Property Group	1,220	76,067
Spirit Realty Capital	2,500	86,150
Sun Communities	2,100	314,853
Switch Class A	6,790	122,152
UDR	7,600	275,120
VICI Properties	9,700	210,587
Welltower	4,800	257,088
		7,405,513
Total Common Stock (cost $11,406,018)		12,277,991
Total Value of Securities−97.70% (cost $11,406,018)		12,277,991
Receivables and Other Assets Net of Liabilities — 2.30%		288,521
Net Assets Applicable to 1,874,828 Shares Outstanding — 100.00%		$12,566,512
Δ	Securities have been classified by country of origin.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
NQ-223 [7/20] 9/20 (1325978)    3

Schedule of investments
Delaware Global Real Estate Opportunities Fund (Unaudited)
The following foreign currency exchange contracts were outstanding at July 31, 2020:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	JPY	(64,906,233)	USD	613,749	8/4/20	$567	$—
BNYM	SGD	(553,057)	USD	401,554	8/3/20	—	(961)
Total Foreign Currency Exchange Contracts						$567	$(961)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
Summary of abbreviations:
BNYM – The Bank of New York Mellon
JPY – Japanese Yen
REIT – Real Estate Investment Trust
SGD – Singapore Dollar
USD – US Dollar
4    NQ-223 [7/20] 9/20 (1325978)